JPMorgan Tax Aware Equity Fund
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Tax Aware Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Aerospace & Defense — 1.0%
Howmet Aerospace, Inc.	173	8,832
Banks — 3.2%
Bank of America Corp.	376	12,027
Wells Fargo & Co.	352	16,249
		28,276
Beverages — 3.7%
Monster Beverage Corp. *	235	13,510
PepsiCo, Inc.	101	18,895
		32,405
Biotechnology — 2.8%
AbbVie, Inc.	128	19,191
Biogen, Inc. *	22	5,971
		25,162
Broadline Retail — 4.8%
Amazon.com, Inc. *	319	42,671
Capital Markets — 2.1%
Morgan Stanley	200	18,328
Chemicals — 2.7%
Linde plc	60	23,621
Commercial Services & Supplies — 1.7%
Waste Connections, Inc.	110	15,486
Consumer Finance — 1.5%
American Express Co.	77	13,046
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	27	15,250
Electric Utilities — 2.5%
NextEra Energy, Inc.	299	21,919
Financial Services — 4.6%
Fiserv, Inc. *	37	4,619
Mastercard, Inc., Class A	92	36,369
		40,988
Ground Transportation — 1.7%
Norfolk Southern Corp.	63	14,740
Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp. *	223	11,582
Health Care Providers & Services — 5.5%
UnitedHealth Group, Inc.	96	48,737
Hotels, Restaurants & Leisure — 3.5%
Booking Holdings, Inc. *	4	10,249
Hilton Worldwide Holdings, Inc.	66	10,231
Yum! Brands, Inc.	77	10,656
		31,136

JPMorgan Tax Aware Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Industrial Conglomerates — 1.8%
Honeywell International, Inc.	81	15,811
Insurance — 2.0%
Progressive Corp. (The)	140	17,574
Interactive Media & Services — 8.6%
Alphabet, Inc., Class A *	179	23,806
Alphabet, Inc., Class C *	169	22,419
Meta Platforms, Inc., Class A *	95	30,318
		76,543
Life Sciences Tools & Services — 1.8%
Danaher Corp.	62	15,903
Machinery — 2.0%
Deere & Co.	41	17,399
Oil, Gas & Consumable Fuels — 5.7%
ConocoPhillips	222	26,157
Exxon Mobil Corp.	226	24,183
		50,340
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	180	11,225
Eli Lilly & Co.	26	11,594
		22,819
Semiconductors & Semiconductor Equipment — 12.6%
Advanced Micro Devices, Inc. *	83	9,449
Analog Devices, Inc.	54	10,805
ASML Holding NV (Registered), NYRS (Netherlands)	8	5,516
NVIDIA Corp.	78	36,636
NXP Semiconductors NV (China)	122	27,159
Texas Instruments, Inc.	122	22,068
		111,633
Software — 11.4%
Microsoft Corp.	299	100,562
Specialty Retail — 0.4%
AutoZone, Inc. *	2	3,852
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	231	45,291
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	37	4,029
Total Common Stocks (Cost $314,075)		873,935

JPMorgan Tax Aware Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b) (Cost $10,661)	10,659	10,661
Total Investments — 100.0% (Cost $324,736)		884,596
Liabilities in Excess of Other Assets — (0.0)% ^		(79)
NET ASSETS — 100.0%		884,517

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.

JPMorgan Tax Aware Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$884,596	$—	$—	$884,596

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Tax Aware Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$29,645	$145,056	$164,043	$1	$2	$10,661	10,659	$298	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.